Game operating cost (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Game operating cost
Schedule of game operating cost

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Technical support services	(2,548)	(6,847)	(855)	(3,413)
Employee benefits expenses	(5,611)	(404)	(3,367)	(199)
	(8,159)	(7,251)	(4,222)	(3,612)

	2020	2019
Technical support services	(15,373)	(14,169)
Employee benefits expenses	(1,029)	(648)
	(16,402)	(14,817)